UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2009 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)
Consumer Discretionary--9.3%
Christian Dior	72,700 a	3,986,731
McDonald's	178,700	9,751,659
McGraw-Hill Cos.	190,000	4,345,300
News, Cl. A	529,836	3,507,514
News, Cl. B	8,600 a	66,220
Polo Ralph Lauren	34,900 a	1,474,525
Target	179,500	6,173,005
		29,304,954
Consumer Staples--20.3%
Altria Group	542,000	8,682,840
Estee Lauder, Cl. A	56,800 a	1,400,120
Philip Morris International	542,000	19,284,360
Procter & Gamble	319,200	15,031,128
SYSCO	87,400	1,992,720
Wal-Mart Stores	97,300	5,069,330
Walgreen	432,300	11,222,508
Whole Foods Market	61,200 a	1,028,160
		63,711,166
Energy--20.4%
Chevron	222,000	14,927,280
ConocoPhillips	187,800	7,354,248
Exxon Mobil	340,164	23,165,168
Halliburton	87,400	1,352,078
Occidental Petroleum	122,300	6,805,995
Royal Dutch Shell, ADR	77,200	3,419,960
Total, ADR	104,800	5,141,488
Transocean	36,675 a,b	2,157,957
		64,324,174
Financial--1.6%
Bank of America	200,716	1,368,883
HSBC Holdings (Rights)	18,208 a,b	184,189
HSBC Holdings, ADR	43,700 a	1,233,214
JPMorgan Chase & Co.	87,500	2,325,750
		5,112,036
Food & Beverages--15.7%
Coca-Cola	524,700	23,060,565
Nestle, ADR	449,000	15,063,950
PepsiCo	220,900	11,371,932
		49,496,447
Health Care--11.9%
Abbott Laboratories	245,200	11,696,040
Johnson & Johnson	305,200	16,053,520
Medtronic	56,800	1,673,896
Merck & Co.	152,300	4,074,025
Roche Holding, ADR	111,800	3,845,920
		37,343,401
Industrial--4.3%
Caterpillar	43,700	1,221,852
Emerson Electric	70,100	2,003,458
Fluor	69,800	2,411,590
General Dynamics	18,000	748,620
General Electric	437,300	4,421,103

United Technologies	64,000	2,750,720
		13,557,343
Information Technology--12.1%
Apple	55,000 b	5,781,600
Automatic Data Processing	94,800	3,333,168
Cisco Systems	222,200 b	3,726,294
Intel	921,500	13,868,575
Microsoft	307,000	5,639,590
QUALCOMM	78,600	3,058,326
Texas Instruments	164,700	2,719,197
		38,126,750
Materials--2.7%
Freeport-McMoRan Copper & Gold	15,000	571,650
Praxair	105,700	7,112,553
Rio Tinto, ADR	5,000 a	670,300
		8,354,503
Total Common Stocks
(cost $302,779,924)		309,330,774

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,790,000)	2,790,000 [c]	2,790,000

Investment of Cash Collateral for
Securities Loaned--3.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,904,576)	10,904,576 [c]	10,904,576

Total Investments (cost $316,474,500)	102.7%	323,025,350
Liabilities, Less Cash and Receivables	(2.7%)	(8,389,862)
Net Assets	100.0%	314,635,488

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the portfolio's securities on loan is $10,814,713 and the total market value of the collateral held by the portfolio is $10,904,576.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $316,474,500.

Net unrealized appreciation on investments was $6,550,850 of which $66,944,653 related to appreciated investment securities and $60,393,803 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	304,115,480	18,909,870	0	323,025,350
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Developing Leaders Portfolio
March 31, 2009 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Commercial & Professional Services--8.6%
ABM Industries	10,100	165,640
Anixter International	16,500 a,b	522,720
Applied Industrial Technologies	36,400	614,068
ATC Technology	58,600 b	656,320
Beacon Roofing Supply	45,500 a,b	609,245
Concur Technologies	24,100 a,b	462,479
Cross Country Healthcare	84,900 a,b	556,095
Gartner	35,800 a,b	394,158
MPS Group	139,800 b	831,810
MWI Veterinary Supply	6,500 b	185,120
Nash Finch	12,800	359,552
On Assignment	45,300 b	122,763
ScanSource	24,800 b	460,784
School Specialty	11,400 a,b	200,526
Standard Register	46,400 a	212,512
Sykes Enterprises	72,100 b	1,199,023
TeleTech Holdings	121,700 b	1,325,313
Viad	25,500	360,060
VistaPrint	24,600 a,b	676,254
World Fuel Services	19,400 a	613,622
Wright Express	13,300 b	242,326
		10,770,390
Communications--2.2%
NTELOS Holdings	55,700	1,010,398
Starent Networks	70,700 a,b	1,117,767
Syniverse Holdings	16,500 b	260,040
USA Mobility	45,500 b	419,055
		2,807,260
Consumer Durables--3.1%
Fossil	58,500 b	918,450
Fuel Systems Solutions	33,200 a,b	447,536
M/I Homes	55,800	390,042
Meritage Homes	33,700 a,b	384,854
Mine Safety Appliances	7,800	156,156
Polaris Industries	34,200 a	733,248
WMS Industries	43,000 a,b	899,130
		3,929,416
Consumer Non-Durables--4.7%
American Greetings, Cl. A	89,500	452,870
Cal-Maine Foods	43,400 a	971,726
Chattem	7,000 a,b	392,350
Deckers Outdoor	10,000 b	530,400
J & J Snack Foods	7,300	252,507
M & F Worldwide	58,800 b	688,548
Oxford Industries	66,600	410,922
Perry Ellis International	58,300 b	201,718
True Religion Apparel	26,200 a,b	309,422
Under Armour, Cl. A	8,700 a,b	142,941
Universal	37,400 a	1,119,008
Warnaco Group	15,600 b	374,400
		5,846,812

Consumer Services--3.7%
Bally Technologies	17,100 b	314,982
Bidz.com	60,200 a,b	242,004
California Pizza Kitchen	20,400 b	266,832
CEC Entertainment	16,700 b	432,196
Cox Radio, Cl. A	33,100 a,b	135,710
Jack in the Box	38,700 a,b	901,323
P.F. Chang's China Bistro	54,000 a,b	1,235,520
Peet's Coffee & Tea	24,500 b	529,690
Pre-Paid Legal Services	20,600 a,b	598,018
		4,656,275
Electronic Technology--9.2%
Anaren	33,900 b	370,866
Avocent	43,600 b	529,304
Cognex	85,100	1,136,085
CTS	61,500	222,015
Daktronics	16,700 a	109,385
Dionex	13,400 b	633,150
DynCorp International, Cl. A	10,100 b	134,633
Imation	18,800	143,820
Intermec	13,900 b	144,560
Intevac	80,900 b	421,489
Methode Electronics	41,200	147,496
Microsemi	32,200 b	373,520
Multi-Fineline Electronix	38,100 b	641,604
OmniVision Technologies	75,800 b	509,376
Oplink Communications	61,400 b	472,780
Orbital Sciences	91,900 b	1,092,691
Pericom Semiconductor	107,900 b	788,749
Polycom	38,000 b	584,820
Skyworks Solutions	93,600 a,b	754,416
Standard Microsystems	48,200 b	896,520
TTM Technologies	65,200 a,b	378,160
Ultratech	15,500 b	193,595
Volterra Semiconductor	94,900 b	800,956
		11,479,990
Energy Minerals--1.6%
Arena Resources	5,500 b	140,140
Berry Petroleum, Cl. A	14,900	163,304
Comstock Resources	11,300 b	336,740
Contango Oil & Gas	20,400 a,b	799,680
McMoRan Exploration	59,700 a,b	280,590
Stone Energy	47,701 b	158,844
VAALCO Energy	23,400 b	123,786
		2,003,084
Finance--16.9%
Amerisafe	38,100 b	583,692
AmTrust Financial Services	67,000	639,850
Aspen Insurance Holdings	65,100	1,462,146
Bank Mutual	17,100	154,926
BankFinancial	15,900	158,523
Cash America International	8,200	128,412
Community Bank System	22,100	370,175
Compass Diversified Holdings	50,600	451,352
CorVel	16,500 b	333,630
Delphi Financial Group, Cl. A	45,100	607,046
EZCORP, Cl. A	55,900 b	646,763
Financial Federal	8,200 a	173,676

First BanCorp/Puerto Rico	64,500	274,770
First Financial Bancorp	66,300	631,839
First Merchants	20,400	220,116
FirstMerit	83,800	1,525,160
Hercules Technology Growth Capital	51,743	258,715
Interactive Brokers Group, Cl. A	60,500 b	975,865
IPC Holdings	9,300	251,472
Knight Capital Group, Cl. A	78,800 b	1,161,512
National Penn Bancshares	125,128 a	1,038,562
Northwest Bancorp	10,500 a	177,450
Old National Bancorp	62,400 a	697,008
Old Second Bancorp	50,900 a	323,215
optionsXpress Holdings	54,000	613,980
Pacific Capital Bancorp	71,000	480,670
PacWest Bancorp	58,000	831,140
PICO Holdings	11,600 b	348,812
Platinum Underwriters Holdings	24,400	691,984
PMA Capital, Cl. A	56,200 b	234,354
Prospect Capital	23,100	196,812
RSC Holdings	96,700 a,b	508,642
Signature Bank	4,900 b	138,327
Southside Bancshares	21,500	406,350
Susquehanna Bancshares	95,400 a	890,082
SVB Financial Group	36,800 a,b	736,368
UMB Financial	4,500	191,205
United Bankshares	20,400 a	351,696
Universal American Financial	46,300 b	392,161
WesBanco	17,300 a	394,959
World Acceptance	12,900 b	220,590
WSFS Financial	14,200	317,512
		21,191,519
Health Care Technology--12.1%
Acorda Therapeutics	5,600 b	110,936
Alnylam Pharmaceuticals	16,000 a,b	304,640
American Medical Systems Holdings	18,300 b	204,045
American Oriental Bioengineering	85,700 a,b	330,802
Analogic	10,500	336,210
AngioDynamics	38,200 b	429,368
CONMED	61,900 b	891,979
Cubist Pharmaceuticals	10,000 b	163,600
Cyberonics	29,100 b	386,157
Cynosure, Cl. A	84,672 b	515,653
Idera Pharmaceuticals	21,900 a,b	141,693
Invacare	24,700	395,941
Isis Pharmaceuticals	48,800 a,b	732,488
Kensey Nash	31,200 b	663,624
Martek Biosciences	61,000 a,b	1,113,250
Maxygen	64,900 b	441,320
Medivation	10,900 a	199,143
Merit Medical Systems	17,400 b	212,454
Momenta Pharmaceuticals	131,400 a,b	1,446,714
Myriad Genetics	25,400 b	1,154,938
OSI Pharmaceuticals	15,900 b	608,334
PDL BioPharma	53,600	379,488
Progenics Pharmaceuticals	24,900 a,b	164,091
Regeneron Pharmaceuticals	56,800 b	787,248
Sirona Dental Systems	64,600 a,b	925,072
Somanetics	15,800 b	239,844

STERIS	18,100	421,368
Theravance	11,700 a,b	198,900
ViroPharma	138,600 a,b	727,650
Vnus Medical Technologies	16,900 b	359,463
Zoll Medical	8,900 b	127,804
		15,114,217
Industrial Services--2.6%
Dycom Industries	31,300 b	181,227
EMCOR Group	46,700 a,b	801,839
Gulf Island Fabrication	26,000	208,260
Insituform Technologies, Cl. A	14,600 b	228,344
Lufkin Industries	8,100	306,828
Matrix Service	21,100 b	173,442
Michael Baker	37,900 b	985,400
Orion Marine Group	12,500 b	163,750
Perini	19,400 b	238,620
		3,287,710
Non-Energy Minerals--1.4%
Royal Gold	9,800 a	458,248
Universal Forest Products	31,200	830,232
Worthington Industries	47,900 a	417,209
		1,705,689
Oil & Gas Exploration & Production--.5%
Clayton Williams Energy	9,200 b	269,008
EXCO Resources	33,800 b	338,000
		607,008
Oil & Gas Products/Services--.1%
CARBO Ceramics	4,400 a	125,136
Process Industries--4.2%
Darling International	77,300 b	286,783
Glatfelter	147,900	922,896
Grace (W.R.) & Co.	32,800 b	207,296
GrafTech International	120,700 b	743,512
H.B. Fuller	11,000	143,000
Innophos Holdings	58,500	659,880
Minerals Technologies	32,400	1,038,420
Olin	39,500	563,665
Schulman (A.)	21,600	292,680
Terra Industries	13,400	376,406
		5,234,538
Producer Manufacturing--6.0%
A.O. Smith	25,400	639,572
Aaon	28,500 a	516,420
Acuity Brands	5,000 a	112,700
Baldor Electric	21,300 a	308,637
Cascade	9,900	174,537
Chart Industries	60,800 b	479,104
CIRCOR International	30,600	689,112
Columbus McKinnon	17,100 b	149,112
DXP Enterprises	20,400 b	210,732
Energy Conversion Devices	19,000 a,b	252,130
Federal Signal	18,400	96,968
Gibraltar Industries	21,100	99,592
Insteel Industries	68,900	479,544
Kadant	15,800 b	182,016
Knoll	68,500	419,905
L.B. Foster, Cl. A	33,000 b	819,390
Mueller Industries	10,400	225,576

NCI Building Systems	45,200 a,b	100,344
Regal-Beloit	8,400 a	257,376
Robbins & Myers	18,400	279,128
Tecumseh Products, Cl. A	23,700 b	107,124
Tredegar	34,600	565,018
Wabtec	7,900	208,402
		7,372,439
Retail Trade--5.3%
Aeropostale	47,100 a,b	1,250,976
America's Car-Mart	30,700 b	417,213
Casey's General Stores	11,200	298,592
Children's Place Retail Stores	38,900 a,b	851,521
Fred's, Cl. A	17,800	200,784
Genesco	12,100 a,b	227,843
Jo-Ann Stores	36,100 b	589,874
JoS. A. Bank Clothiers	25,100 a,b	698,031
Pantry	56,200 b	989,682
Regis	16,300	235,535
Shoe Carnival	17,400 b	180,090
Systemax	54,000 b	697,680
		6,637,821
Technology Services--10.8%
Albany Molecular Research	81,800 b	771,374
AMERIGROUP	41,200 b	1,134,648
Arris Group	30,800 b	226,996
Black Box	18,200	429,702
CACI International, Cl. A	20,900 b	762,641
Cass Information Systems	4,600 a	149,178
Centene	40,100 b	722,602
Cogent Communications Group	34,800 b	250,560
Earthlink	26,000 b	170,820
Emergency Medical Services, Cl. A	3,500 b	109,865
HEALTHSOUTH	22,100 b	196,248
InfoSpace	96,000 b	499,200
JDA Software Group	95,900 b	1,107,645
Manhattan Associates	78,700 b	1,363,084
Micros Systems	16,100 b	301,875
Net 1 UEPS Technologies	36,900 b	561,249
PharMerica	69,300 b	1,153,152
Quality Systems	7,200 a	325,800
Sohu.com	16,100 a,b	665,091
SPSS	42,000 b	1,194,060
Tyler Technologies	27,400 b	400,862
VASCO Data Security International	45,300 b	261,381
Vignette	97,100 b	648,628
Wind River Systems	22,500 b	144,000
		13,550,661
Transportation--2.1%
Celadon Group	21,300 b	118,215
Knightsbridge Tankers	76,400	1,111,620
Nordic American Tanker Shipping	10,700 a	313,510
Pacer International	106,900	374,150
Saia	15,000 b	179,250
Ship Finance International	40,500 a	265,680
Werner Enterprises	17,000	257,040
		2,619,465
Utilities--4.6%
Avista	38,900	536,042

CH Energy Group	3,200 a	150,080
Cleco	15,000	325,350
El Paso Electric	92,400	1,301,916
Nicor	10,600	352,238
NorthWestern	14,200	305,016
Ormat Technologies	20,300 a	557,438
Piedmont Natural Gas	55,200 a	1,429,128
PNM Resources	60,900	503,034
UIL Holdings	14,500	323,640
		5,783,882
Total Common Stocks
(cost $201,109,525)		124,723,312

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,015,000)	1,015,000 [c]	1,015,000
Investment of Cash Collateral for
Securities Loaned--19.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $24,569,940)	24,569,940 [c]	24,569,940
Total Investments (cost $226,694,465)	120.1%	150,308,252
Liabilities, Less Cash and Receivables	(20.1%)	(25,128,013)
Net Assets	100.0%	125,180,239

a	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the portfolio's securities on loan is $24,019,070 and the total market value of the collateral held by the portfolio is $24,569,940.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $226,694,465. Net unrealized depreciation on investments was $76,386,213 of which $3,140,615 related to appreciated investment securities and $79,526,828 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
March 31, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--9.9%
American Eagle Outfitters	16,060	196,574
Best Buy	14,456	548,750
Carnival	29,702	641,563
Darden Restaurants	6,430	220,292
Home Depot	79,798	1,880,041
Johnson Controls	14,620	175,440
Kohl's	5,300 a	224,296
Macy's	17,200	153,080
McDonald's	2,820	153,887
News, Cl. A	117,800	779,836
O'Reilly Automotive	5,150 a	180,302
Omnicom Group	23,980	561,132
Ross Stores	5,320	190,882
Staples	13,790	249,737
Time Warner	35,900	692,870
Time Warner Cable	9,011	223,479
		7,072,161
Consumer Staples--13.7%
Cadbury, ADR	12,650	383,295
Colgate-Palmolive	9,567	564,262
CVS Caremark	39,209	1,077,855
Energizer Holdings	6,910 a	343,358
Kraft Foods, Cl. A	31,030	691,659
Lorillard	15,750	972,405
PepsiCo	39,310	2,023,679
Philip Morris International	54,265	1,930,749
Wal-Mart Stores	28,528	1,486,309
Walgreen	11,960	310,482
		9,784,053
Energy--12.2%
Cameron International	8,990 a	197,151
Chevron	29,778	2,002,273
Devon Energy	4,220	188,592
Exxon Mobil	12,256	834,634
Halliburton	14,020	216,889
Hess	8,434	457,123
Marathon Oil	6,970	183,241
National Oilwell Varco	10,530 a	302,316
Noble Energy	5,300	285,564
Occidental Petroleum	39,250	2,184,263
Southwestern Energy	14,490 a	430,208
Transocean	3,710 a	218,296
XTO Energy	40,460	1,238,885
		8,739,435

Financial--12.8%
Aflac	4,480	86,733
Ameriprise Financial	8,040	164,740
Bank of America	38,030	259,365
Chubb	13,310	563,279
Fidelity National Financial, Cl. A	34,270	668,608
Franklin Resources	17,620	949,189
Goldman Sachs Group	3,180	337,144
Invesco	29,340	406,652
JPMorgan Chase & Co.	69,356	1,843,482
Marsh & McLennan Cos.	12,340	249,885
MetLife	21,650	492,971
Moody's	27,750	636,030
Morgan Stanley	16,390	373,200
Northern Trust	8,910	532,996
Prudential Financial	7,220	137,324
State Street	8,170	251,473
Travelers Cos.	14,200	577,088
Wells Fargo & Co.	42,750	608,760
		9,138,919
Health Care--13.5%
Abbott Laboratories	16,492	786,668
Alexion Pharmaceuticals	5,500 a	207,130
AmerisourceBergen	6,350	207,391
Amgen	3,350 a	165,892
Baxter International	8,920	456,882
Biogen Idec	6,310 a	330,770
Boston Scientific	31,930 a	253,843
Celgene	8,340 a	370,296
Cephalon	2,590 a,b	176,379
Covidien	5,008	166,466
Genzyme	5,820 a	345,650
Gilead Sciences	14,200 a	657,744
Life Technologies	7,093 a	230,381
McKesson	5,750	201,480
Medco Health Solutions	8,430 a	348,496
Merck & Co.	43,050	1,151,588
Owens & Minor	5,500	182,215
Pfizer	139,119	1,894,801
Schering-Plough	19,240	453,102
St. Jude Medical	10,370 a	376,742
UnitedHealth Group	12,540	262,462
Vertex Pharmaceuticals	8,200 a	235,586
Zimmer Holdings	4,420 a	161,330
		9,623,294
Industrial--8.1%
Cummins	13,090	333,140
Danaher	6,890	373,576
Dover	11,840	312,339
Eaton	7,970	293,774
General Electric	61,040	617,114

Goodrich	4,610	174,673
Honeywell International	18,900	526,554
Illinois Tool Works	16,350	504,398
Lockheed Martin	9,100	628,173
Norfolk Southern	16,960	572,400
Paccar	13,850 b	356,776
Parker Hannifin	7,280	247,374
Union Pacific	6,757	277,780
United Parcel Service, Cl. B	4,690	230,842
Waste Management	12,799 b	327,654
		5,776,567
Information Technology--20.2%
Accenture, Cl. A	12,500	343,625
Akamai Technologies	19,235 a	373,159
Altera	17,113	300,333
Amphenol, Cl. A	8,010	228,205
Apple	11,373 a	1,195,530
BMC Software	9,680 a	319,440
Broadcom, Cl. A	22,198 a	443,516
Cisco Systems	31,220 a	523,559
Dolby Laboratories, Cl. A	8,140 a	277,655
Electronic Arts	16,148 a	293,732
Google, Cl. A	2,663 a	926,884
Hewlett-Packard	41,687	1,336,485
Intel	14,908	224,365
International Business Machines	15,590	1,510,515
Intuit	13,870 a	374,490
Juniper Networks	13,260 a	199,696
Lam Research	14,230 a	324,017
Microsoft	24,887	457,174
Motorola	52,440	221,821
Nokia, ADR	68,110	794,844
Oracle	51,240	925,907
QUALCOMM	38,035	1,479,942
Symantec	18,820 a	281,171
Taiwan Semiconductor
Manufacturing, ADR	52,930	473,724
Visa, Cl. A	11,739	652,688
		14,482,477
Materials--3.0%
Air Products & Chemicals	2,520	141,750
Freeport-McMoRan Copper & Gold	14,267	543,715
Monsanto	7,969	662,224
Packaging Corp. of America	14,110	183,712
Potash Corp of Saskatchewan	2,560	206,874
Praxair	6,119	411,748
		2,150,023
Telecommunication Services--2.1%
AT & T	29,170	735,084
Metropcs Communications	16,760 a	286,261
Verizon Communications	2,920	88,184

Windstream	53,140	428,308
		1,537,837
Utilities--3.4%
Entergy	10,410	708,817
Exelon	11,300	512,907
FPL Group	4,110	208,500
NRG Energy	12,150 a,b	213,840
PG & E	5,420	207,152
Questar	19,220	565,645
		2,416,861
Total Common Stocks
(cost $79,107,585)		70,721,627

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $333,000)	333,000 [c]	333,000

Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $984,525)	984,525 [c]	984,525

Total Investments (cost $80,425,110)	100.7%	72,039,152
Liabilities, Less Cash and Receivables	(.7%)	(509,455)
Net Assets	100.0%	71,529,697

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the portfolio's securities on loan is $969,241 and the total market value of the collateral held by the portfolio is $984,525.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $80,425,110.

Net unrealized depreciation on investments was $8,385,958 of which $2,498,843 related to appreciated investment securities and $10,884,801 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	72,039,152	0	0	72,039,152
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2009 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)
Australia--3.9%
Newcrest Mining	31,892	723,274
QBE Insurance Group	29,046	390,554
Telstra	229,847	513,155
		1,626,983
Austria--.7%
Strabag	15,703	308,565
Brazil--5.2%
Cia de Bebidas das Americas (AmBev), ADR (Preferred)	10,622	507,201
Cia Vale do Rio Doce, ADR	42,474	564,904
Petroleo Brasileiro (Preferred), ADR	20,382	499,359
Tele Norte Leste Participacoes, ADR	44,182	611,479
		2,182,943
Canada--.4%
Oncolytics Biotech	133,935 a	166,781
China--.3%
Harbin Power Equipment, Cl. H	190,000	123,612
France--6.5%
Air Liquide	4,400	358,029
Alstom	5,926	306,941
GDF SUEZ	7,266	249,546
Thales	20,555	779,412
Total	20,952	1,041,796
		2,735,724
Germany--6.4%
Bayer	10,696	511,587
Deutsche Boerse	4,430	267,094
Deutsche Telekom	61,815	767,893
Fresenius Medical Care & Co.	9,535	370,673
K+S	16,285	755,756
		2,673,003
Hong Kong--3.5%

Huabao International Holdings	795,000	657,604
Jardine Matheson Holdings	44,000	801,326
		1,458,930
Ireland--1.2%
CRH	17,909	389,745
CRH (Rights)	5,116 a	111,473
		501,218
Japan--21.5%
Bank of Yokohama	89,000	382,368
Daiwa Securities Group	69,000	305,409
Denso	16,700	337,399
East Japan Railway	7,429	386,516
Japan Tobacco	453	1,209,794
KDDI	126	594,568
Mitsubishi	31,000	412,467
Nintendo	2,400	704,004
Nippon Telegraph & Telephone	12,100	459,574
Nissan Motor	147,500	532,879
Nissin Foods Holdings	8,300	243,754
NTT Urban Development	497	399,310
Rohm	12,800	641,295
Sawai Pharmaceutical	5,300	246,200
Secom	9,400	347,960
Seven & I Holdings	18,100	399,624
Shimamura	7,100	378,365
Shin-Etsu Chemical	7,300	358,295
Takeda Pharmaceutical	18,300	634,621
		8,974,402
Luxembourg--1.1%
Millicom International Cellular	11,917	448,008
Malaysia--1.0%
Bursa Malaysia	19,500	27,704
Telekom Malaysia	420,100	407,373
		435,077
Netherlands--2.8%
Koninklijke Ahold	69,131	757,743
Unilever	20,936	413,062

		1,170,805
Norway--2.1%
StatoilHydro	33,037	584,521
Subsea 7	44,222 a	283,618
		868,139
Peru--.9%
Credicorp	7,782	364,509
Singapore--.9%
DBS Group Holdings	67,500	378,490
South Africa--1.3%
Gold Fields	49,795	549,335
South Korea--.6%
LG Telecom	38,342	234,076
Spain--1.0%
Acciona	4,070	418,804
Switzerland--15.4%
ABB	26,346 a	367,775
Actelion	10,565 a	482,168
Bank Sarasin & Cie, Cl. B	12,500	263,002
Credit Suisse Group	12,914	393,217
Lonza Group	3,748	370,421
Nestle	25,647	866,992
Novartis	22,941	868,223
Roche Holding	10,528	1,444,675
Syngenta	3,009	606,400
Verwalt & Privat-Bank	2,136	125,161
Zurich Financial Services	4,166	659,138
		6,447,172
Thailand--1.1%
Bangkok Bank	150,100	320,202
Bank of Ayudhya	497,400	122,816
		443,018
United Kingdom--19.5%
Admiral Group	18,789	230,097
BAE Systems	149,563	717,835
BG Group	16,871	255,386
British American Tobacco	32,051	741,789

Cable & Wireless	462,506	925,755
GlaxoSmithKline	46,247	721,635
ICAP	115,494	504,190
Prudential	68,644	331,923
Royal Dutch Shell, Cl. B	22,341	490,775
Smith & Nephew	58,929	365,273
Standard Chartered	54,229	674,225
Tesco	64,163	306,941
Venture Production	39,345	451,067
Vodafone Group	820,602	1,445,302
		8,162,193
United States--.1%
Credicorp	1,326	62,110

Total Investments (cost $52,856,948)	97.4%	40,733,897
Cash and Receivables (Net)	2.6%	1,067,358
Net Assets	100.0%	41,801,255

ADR - American Depository Receipts
GDR - Global Depository Receipts
a Non-income producing security.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $52,856,948.

Net unrealized depreciation on investments was $12,123,051 of which $1,221,125 related to appreciated investment securities and $13,344,176 related to depreciated investment securities.

At March 31, 2009, the fund held the following foreign currency contracts:
				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			(Depreciation )
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 3/31/2009 ($)
Buys:
Hong Kong Dollar,
Expiring 4/1/2009	1,048,522	135,279	135,282	3
Norwegian Krone,
Expiring 8/14/2009	6,184,944	893,081	917,098	24,017

		Proceeds ($)
Sells:
British Pounds,
Expiring 4/1/2009	254,505	360,633	365,174	(4,541)
British Pounds,
Expiring 7/15/2009	648,000	943,695	930,214	13,481
British Pounds,
Expiring 8/14/2009	618,000	893,081	887,378	5,703
Japanese Yen,
Expiring 4/2/2009	572,880	5,927	5,788	139
Japanese Yen,
Expiring 4/3/2009	4,108,113	41,788	41,502	286

Gross Unrealized Appreciation				43,629
Gross Unrealized Depreciation				(4,541)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
			Significant
		Level 2 - Other Significant	Unobservable
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Inputs	Total
Investment in S	27,059,310	13,674,587	0	40,733,897
Other Financial	0	43,629	0	43,629
Liabilities ($)
Other Financial	0	(4,541)	0	(4,541)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The portfolio enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the portfolio is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The portfolio realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The portfolio realizes a gain if the value of the contract increases between those dates. The portfolio is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract

The portfolio may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market. As a writer of call options, the portfolio receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the portfolio would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the portfolio would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the portfolio receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the portfolio would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the portfolio would realize a loss, if the price of the financial instrument decreases between those dates

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2009 (Unaudited)

Common Stocks--93.9%	Shares	Value ($)
Australia--1.7%
Amcor	174,960	542,137
Insurance Australia Group	100,341	244,461
National Australia Bank	34,771	487,440
		1,274,038
Brazil--.8%
Petroleo Brasileiro, ADR	10,380	316,279
Tele Norte Leste Participacoes, ADR	22,960	317,766
		634,045
China--.5%
PetroChina, ADR	4,290	341,913
Finland--2.9%
Nokia	138,650	1,635,793
UPM-Kymmene	84,928	490,835
		2,126,628
France--11.3%
BNP Paribas	7,610	314,644
Cap Gemini	12,240	393,868
Carrefour	20,610	805,046
Credit Agricole	60,417	667,206
France Telecom	35,429	807,269
Lagardere	9,280	260,583
Sanofi-Aventis	47,484	2,673,644
Total	42,230	2,099,802
Vivendi	16,810	445,001
		8,467,063
Germany--6.7%
Allianz	4,110	345,435
Bayerische Motoren Werke	22,830	660,935
Daimler	13,474	341,563
Deutsche Post	58,240	627,535
Deutsche Telekom	29,500	366,462
E.ON	33,490	930,389
MTU Aero Engines Holding	8,190	191,945
Munchener Ruckversicherungs	5,510	672,032
RWE	6,717	471,289
Siemens	6,140	350,859
		4,958,444

Greece--2.1%
Coca-Cola Hellenic Bottling	34,890	500,634
Public Power	58,520	1,057,398
		1,558,032
Hong Kong--2.7%
BOC Hong Kong Holdings	930,500	952,411
China Mobile, ADR	9,080	395,162
Hutchison Whampoa	86,900	426,203
Johnson Electric Holdings	722,000	140,248
Yue Yuen Industrial Holdings	41,500	95,233
		2,009,257
Italy--3.3%
Banco Popolare	49,630	228,148
ENI	24,385	473,659
Finmeccanica	73,466	914,579
Mediaset	123,510	550,952
Unipol Gruppo Finanziario	289,157	256,245
		2,423,583
Japan--22.9%
Aeon	87,400	571,586
Astellas Pharma	13,900	428,098
Canon	13,259	386,761
Central Japan Railway	157	882,794
Chiyoda	74,700	405,276
Chuo Mitsui Trust Holdings	151,700	472,126
Daiwa House Industry	76,000	619,079
Dentsu	24,200	372,006
JS Group	44,900	502,692
Kao	15,000	294,111
KDDI	202	953,196
Matsumotokiyoshi Holdings	12,200	195,789
Mediceo Paltac Holdings	15,200	162,214
Mitsubishi Chemical Holdings	157,500	542,853
Mitsubishi Rayon	145,000	281,235
Mitsubishi UFJ Financial Group	251,200	1,234,062
Murata Manufacturing	4,200	162,381
NGK Spark Plug	59,400	506,924
Nippon Express	122,000	384,800
Nissan Motor	73,700	266,259
Nomura Holdings	101,300	510,173
Nomura Research Institute	21,600	338,258
Omron	33,600	398,752
Ricoh	24,700	297,262

Rohm	8,200	410,829
Sekisui Chemical	41,300	206,936
Shimamura	9,000	479,618
Sumitomo Mitsui Financial Group	30,000	1,058,269
Takashimaya	67,000	386,387
Takata	31,000	255,890
Takeda Pharmaceutical	11,200	388,402
Terumo	6,200	230,415
Tokyo Electron	10,000	376,693
Tokyo Gas	124,900	436,212
Toyota Motor	28,200	904,453
Yamaha Motor	41,900	377,153
Yamato Holdings	35,000	329,708
		17,009,652
Malaysia--.5%
Malayan Banking	351,000	373,660
Malayan Banking (Rights)	157,950 a	21,837
		395,497
Mexico--.5%
America Movil, ADR, Ser. L	14,130	382,640
Netherlands--2.8%
Aegon	46,164	179,340
Koninklijke DSM	10,170	267,738
Koninklijke Philips Electronics	20,330	299,276
Royal Dutch Shell, Cl. A	57,937	1,303,192
		2,049,546
Russia--.3%
Gazprom, ADR	16,610	246,659
Singapore--2.2%
DBS Group Holdings	217,845	1,221,514
Oversea-Chinese Banking	123,000	391,784
		1,613,298
South Africa--.4%
Nedbank Group	36,762	329,878
South Korea--3.2%
Hyundai Motor	7,198	291,092
KB Financial Group, ADR	14,920 a	361,810
Korea Electric Power, ADR	28,540 a	261,141
KT, ADR	37,080	511,333
Samsung Electronics	1,540	636,037
SK Telecom, ADR	21,990	339,745
		2,401,158

Spain--.2%

Banco Santander	20,777	143,267
Sweden--1.1%
Sandvik	71,250	408,287
Svenska Cellulosa, Cl. B	52,160	396,623
		804,910
Switzerland--8.8%
Adecco	14,700 a	459,480
Ciba Holding	3,546 a	151,397
Clariant	82,725 a	320,493
Julius Baer Holding	16,880	415,216
Nestle	51,890	1,754,131
Novartis	51,799	1,960,380
Roche Holding	7,050	967,416
UBS	54,064 a	508,201
		6,536,714
Taiwan--.9%
Compal Electronics	520,711	374,594
United Microelectronics	986,000	325,837
		700,431
United Kingdom--18.1%
Anglo American	58,031	987,528
BP	336,405	2,275,877
Centrica	270,490	883,923
Friends Provident	196,267	195,157
GlaxoSmithKline	97,658	1,523,848
HSBC Holdings	194,919	1,104,729
HSBC Holdings (Rights)	56,203 a	113,706
Old Mutual	490,950	365,603
Royal Dutch Shell, Cl. A	41,218	929,111
Tesco	199,900	956,275
Unilever	87,380	1,652,464
Vodafone Group	1,228,601	2,163,899
WPP	56,600	318,961
		13,471,081
Total Common Stocks
(cost $112,540,369)		69,877,734

Preferred Stocks--1.5%
Germany
Henkel & Co.
(cost $1,799,496)	41,070	1,117,506

Other Investment--3.1%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,350,000)	2,350,000 [b]	2,350,000

Total Investments (cost $116,689,865)	98.5%	73,345,240
Cash and Receivables (Net)	1.5%	1,090,381
Net Assets	100.0%	74,435,621

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $116,689,865.

Net unrealized depreciation on investments was $43,344,625 of which $1,093,458 related to appreciated investment securities and $44,438,083 related to depreciated investment securities.

At March 31, 2009, the fund held the following foreign currency contracts:
				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 3/31/2009 ($)
Buys:
Euro,
Expiring 4/1/2009	22,097	29,086	29,358	272
Euro,
Expiring 4/2/2009	25,863	34,403	34,362	(41)
British Pounds,
Expiring 4/2/2009	119,347	170,511	171,244	733

Sells:		Proceeds ($)
Hong Kong Dollar,
Expiring 4/1/2009	93,731	12,095	12,094	1
Japanese Yen,
Expiring 4/1/2009	27,299,831	281,848	275,797	6,051

Gross Unrealized Appreciation				7,057
Gross Unrealized Depreciation				(41)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:
			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	49,832,937	23,512,303	0	73,345,240
Other Financial Instruments+	0	7,057	0	7,057
Liabilities ($)
Other Financial Instruments+	0	(41)	0	(41)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The portfolio enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the portfolio is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The portfolio realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The portfolio realizes a gain if the value of the contract increases between those dates. The portfolio is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
March 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--3.0%	Principal Amount ($)	Value ($)
State Street Bank and Trust Co.
0.55%, 4/14/09
(cost $10,000,000)	10,000,000	10,000,000
Commercial Paper--60.3%
Abbey National North America LLC
0.25%, 4/1/09	13,000,000	13,000,000
Alpine Securitization Corp.
0.50%, 4/27/09	7,000,000 a	6,997,472
BNP Paribas Finance Inc.
0.98%, 5/12/09	10,000,000	9,988,862
CAFCO LLC
0.40%, 4/6/09	12,000,000 a	11,999,333
Calyon NA Inc.
1.20%, 5/4/09	4,000,000	3,995,600
Cancara Asset Securitisation Ltd.
1.05%, 5/14/09	13,000,000 a	12,983,696
CHARTA LLC
1.10%, 6/4/09	10,000,000 a	9,980,445
CIESCO LLC
0.80%, 4/24/09	11,000,000 a	10,994,378
CRC Funding LLC
0.80%, 4/24/09	11,000,000 a	10,994,378
Danske Corp., Inc.
1.05%, 6/9/09	10,000,000 a	9,979,875
Gemini Securitization Corp., LLC
0.75%, 4/27/09	10,000,000 a	9,994,583
General Electric Capital Services Inc.
1.00%, 5/8/09	5,000,000	4,994,861
Gotham Funding Corp.
0.70%, 4/27/09	3,000,000 a	2,998,483
Govco Inc.

1.10%, 5/20/09	10,000,000 a	9,985,028
ING (US) Funding LLC
1.14%, 5/5/09	10,000,000	9,989,233
Nordea North America Inc.
0.96%, 5/7/09	12,000,000	11,988,480
Sanpaolo IMI U.S. Financial Co.
0.98%, 5/4/09	10,000,000	9,991,017
Societe Generale N.A. Inc.
0.86%, 5/18/09	10,000,000	9,988,772
Surrey Funding Corp.
0.80%, 6/12/09	10,000,000 a	9,984,000
Thames Asset Global Securitization No. 1 Inc.
0.85%, 4/17/09	10,000,000 a	9,996,222
UBS Finance Delaware LLC
0.22%, 4/1/09	13,000,000	13,000,000
Total Commercial Paper
(cost $203,824,718)		203,824,718
Corporate Note--1.5%
General Electric Capital Corp.
0.56%, 4/24/09
(cost $5,000,000)	5,000,000 [b]	5,000,000
U.S. Government Agency--7.4%
Federal Home Loan Mortgage Corp.
0.43%, 9/30/09
(cost $24,945,653)	25,000,000 [c]	24,945,653
Repurchase Agreements--27.8%
Banc of America Securities LLC
0.12%, dated 3/31/09, due 4/1/09 in the amount of
$40,000,133 (fully collateralized by $4,960,000
Federal Home Loan Bank, 0.96%, due 9/24/10,
value $4,966,845, $22,955,000 Federal Home Loan
Mortgage Corp., 0%-4%, due 2/19/13-7/11/22, value
$21,242,492, $6,169,000 Federal National Mortgage
Association, Strips, due 5/15/18, value $4,319,595
and $17,236,000 Resolution Funding Corp., Strips,
due 7/15/12-4/15/30, value $10,274,329)	40,000,000	40,000,000
Barclays Financial LLC

0.20%, dated 3/31/09, due 4/1/09 in the amount of
$9,000,050 (fully collateralized by $9,180,000
Federal Home Loan Mortgage Corp., 1.06%, due 7/14/10,
value $9,180,000)	9,000,000	9,000,000
Deutsche Bank Securities
0.19%, dated 3/31/09, due 4/1/09 in the amount of
$45,000,238 (fully collateralized by $43,571,000
Federal National Mortgage Association, 2.50%-3.875%,
due 4/9/10-7/12/13, value $44,727,480 and $949,000
Tennessee Valley Authority, 6.75%, due 11/1/25, value
$1,172,760)	45,000,000	45,000,000
Total Repurchase Agreements
(cost $94,000,000)		94,000,000
Total Investments (cost $337,770,371)	100.0%	337,770,371
Cash and Receivables (Net)	.0%	109,680
Net Assets	100.0%	337,880,051

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $116,887,893 or 34.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	337,770,371
Level 3 - Significant Unobservable Inputs	0
Total	337,770,371

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation:

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--121.1%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.4%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	340,000	322,150
Raytheon,
Sr. Unscd. Notes	5.50	11/15/12	210,000	220,861
				543,011
Agriculture--.2%
Altria Group,
Gtd. Notes	9.70	11/10/18	280,000	305,263
Asset-Backed Ctfs./Auto Receivables--4.2%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	392,047	380,351
Americredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A3	4.87	12/6/10	120,170	119,379
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	484,695	477,143
Americredit Automobile Receivables
Trust, Ser. 2006-RM, Cl. A2	5.42	8/8/11	558,098	541,706
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-2M, Cl. A2B	0.91	11/8/10	32,245 a	32,072
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	250,166 b	100,066
Capital Auto receivables Asset
Trust, Ser. 2007-3, Cl. A3A	5.02	9/15/11	214,476	214,873
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.56	8/15/11	242,109 a	233,210
Capital One Auto Finance Trust,
Ser. 2007-B, Cl. A3B	0.56	4/15/12	389,539 a	372,831
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	214,480	210,060
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	807,695	752,838
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	240,000	232,908
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	215,000	150,017
Ford Credit Auto Owner Trust,

Ser. 2007-A, Cl. D	7.05	12/15/13	250,000 b	146,297
Honda Auto Receivables Owner
Trust, Ser. 2008-1, Cl. A2	3.77	9/20/10	157,602	158,310
Household Automotive Trust,
Ser. 2005-3, Cl. A4	4.94	11/19/12	200,000	196,558
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	259,622	263,930
Triad Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A3	4.77	1/12/11	123,464	123,192
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	610,000	257,664
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	272,102	271,239
				5,234,644
Asset-Backed Ctfs./Home Equity Loans--2.1%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	480,638 a	377,657
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	703,590 a	678,713
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	390,000 a	354,101
GSAA Home Equity Trust,
Ser. 2006-7, Cl. AV1	0.60	3/25/46	91,014 a	85,344
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	0.62	3/25/47	549,893 a	405,089
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.65	1/25/36	142,960 a	133,568
Ownit Mortgage Loan Asset-Backed
Certificates, Ser. 2005-5,
Cl. A2B	0.81	10/25/36	389,297 a	265,155
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.78	11/25/35	393,171 a	325,356
				2,624,983
Asset-Backed Ctfs./Manufactured Housing--.1%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	136,467	129,139
Automotive, Trucks & Parts--.2%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	335,000	279,725
Banks--4.2%
Barclays Bank,
Jr. Sub. Bonds	5.93	9/29/49	460,000 a,b	154,459
Barclays Bank,
Sub. Bonds	7.70	4/29/49	430,000 a,b	189,200

M & I Marshall & Ilsley Bank,
Sub. Notes, Ser. BN		1.54	12/4/12	1,750,000 a	1,309,072
M&T Bank,
Sr. Unscd. Bonds		5.38	5/24/12	190,000	178,870
Manufacturers & Traders Trust,
Sub. Notes		5.59	12/28/20	275,000 a	203,663
Morgan Stanley,
Sr. Unscd. Notes		5.30	3/1/13	620,000	596,683
NB Capital Trust IV,
Bank Gtd. Cap. Secs.		8.25	4/15/27	620,000	269,397
Royal Bank of Scotland Group,
Jr. Sub. Bonds		6.99	10/29/49	550,000 a,b	242,294
Sovereign Bancorp,
Sr. Unscd. Notes		1.46	3/23/10	370,000 a	338,083
Sovereign Bancorp,
Sr. Unscd. Notes		4.80	9/1/10	525,000 a	494,161
Sumitomo Mitsui Banking,
Sub. Notes	EUR	4.38	7/29/49	210,000 a,c	154,207
Sumitomo Mitsui Banking,
Sub. Notes		5.63	7/29/49	255,000 a,b	161,731
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	435,000 a	108,797
Wells Fargo & Co.,
Sub. Notes		6.38	8/1/11	290,000	284,763
Wells Fargo Capital XIII,
Gtd. Secs.		7.70	12/29/49	985,000 a	469,499
					5,154,879
Building & Construction--.2%
Masco,
Sr. Unscd. Notes		1.63	3/12/10	240,000 a	217,203
Chemicals--.6%
E.I. Du Pont De Nemours,
Sr. Notes		5.75	3/15/19	310,000 d	305,008
Lubrizol,
Gtd. Notes		4.63	10/1/09	445,000	447,590
					752,598
Commercial & Professional Services--.9%
Aramark,
Gtd. Notes		8.50	2/1/15	328,000 d	303,400
ERAC USA Finance,
Notes		1.42	4/30/09	110,000 a,b	109,199
ERAC USA Finance,
Bonds		5.60	5/1/15	310,000 b	202,941
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	500,000 b	322,418

ERAC USA Finance,
Notes	7.95	12/15/09	210,000 b	199,600
				1,137,558
Commercial Mortgage Pass-Through Ctfs.--7.3%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	190,000	179,152
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.79	4/25/36	57,113 a,b	36,838
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.88	4/25/34	123,460 a,b	85,002
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	1.99	7/25/36	337,412 a,b	125,791
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	2.22	4/25/36	79,696 a,b	29,515
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.52	11/25/35	84,893 a,b	35,249
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	4.02	1/25/36	61,573 a,b	12,315
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/42	650,000 a	491,232
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	430,000 a	371,350
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.75	5/15/23	418,266 a,b	330,283
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	950,000 b	874,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	190,000 b	168,150
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	505,000 b	439,350
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	240,000 b	220,800
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	350,000 b	308,000
Global Signal Trust,
Ser. 2006-1, Cl. C	5.71	2/15/36	350,000 b	320,250
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	340,000 b	312,800
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	170,000 b	156,400
Goldman Sachs Mortgage Securities

Corporation II, Ser. 2007-EOP,
Cl. B	0.77	3/6/20	1,065,000 a,b	709,662
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.96	3/6/20	395,000 a,b	263,048
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.57	3/6/20	225,000 a,b	141,069
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000	666,463
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. A3	5.87	9/15/45	495,000 a	348,284
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.39	11/12/37	165,000 a	152,792
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	534,453	532,704
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	448,807	445,481
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.80	6/11/42	360,000 a	272,497
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	135,000 b	118,800
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.09	8/15/39	325,000 a	268,969
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	355,577	342,816
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	300,000	243,937
				9,002,999
Diversified Financial Services--5.5%
American Express Credit,
Sr. Unscd. Notes	0.59	11/9/09	315,000 a	305,717
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	233,000 a	117,206
Amvescap,
Gtd. Notes	5.38	2/27/13	250,000	180,946
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	490,000	520,494
Capmark Financial Group,
Gtd. Notes	7.88	5/10/12	550,000 a	109,025
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	390,000	357,322
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	680,000	597,948

Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	85,000	73,489
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	210,000	207,541
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	481,000 a	178,470
Fresenius US Finance II,
Sr. Unscd. Notes	9.00	7/15/15	40,000 b	41,800
General Electric Capital,
Sr. Unscd. Notes	1.23	10/21/10	945,000 a	864,202
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	315,000 a	131,223
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	195,000	152,123
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	350,000	237,294
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	625,000 a	125,219
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	440,000	242,235
John Deere Capital,
Sr. Unscd. Notes	1.30	9/1/09	310,000 a	307,650
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	535,000	541,310
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	445,000	437,749
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000	438,782
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	250,000 a	167,720
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	430,000 b	374,185
Windsor Financing,
Sr. Scd. Notes	5.88	7/15/17	97,388 b	86,245
				6,795,895
Electric Utilities--6.4%
AES,
Sr. Unscd. Notes	7.75	10/15/15	285,000	250,088
AES,
Sr. Unscd. Notes	8.00	10/15/17	270,000	232,875
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	500,000	444,925
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000	388,674
Consolidated Edison of NY,

Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	230,000	228,241
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	655,000	652,320
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	55,000	43,725
Electricite De France,
Notes	6.95	1/26/39	335,000 b	333,076
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000 b	187,155
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	645,000 b	585,380
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	850,000	552,500
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	245,000	245,368
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	950,000	1,010,227
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	605,000	589,018
Nevada Power,
Mortgage Notes	6.50	8/1/18	305,000	292,411
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000	224,329
NiSource Finance,
Gtd. Notes	1.82	11/23/09	260,000 a	248,103
NiSource Finance,
Gtd. Notes	5.25	9/15/17	375,000	279,976
Ohio Power,
Sr. Unscd. Notes	1.61	4/5/10	390,000 a	381,022
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	50,000	49,695
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	260,000	261,867
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000	110,048
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	290,000 d	302,515
				7,893,538
Environmental Control--.4%
Allied Waste North America,
Sr. Unscd. Notes, Ser. B	7.13	5/15/16	115,000	107,383
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	210,000	186,775
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000	182,115

					476,273
Food & Beverages--3.9%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	635,000 b	624,792
Bottling Group,
Sr. Unscd. Notes		5.13	1/15/19	325,000	327,716
Chesapeake Energy,
Gtd. Notes		9.50	2/15/15	690,000	674,475
Coca-Cola,
Sr. Unscd. Notes		4.88	3/15/19	295,000	298,699
Diageo Capital,
Gtd. Notes		7.38	1/15/14	445,000	489,422
Kraft Foods,
Sr. Unscd. Notes		6.00	2/11/13	100,000	105,440
Kraft Foods,
Sr. Unscd. Notes		6.13	2/1/18	755,000	757,984
Kroger,
Gtd. Notes		6.15	1/15/20	410,000	406,296
Safeway,
Sr. Unscd. Notes		6.35	8/15/17	410,000	420,853
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	257,000	248,005
Stater Brothers Holdings,
Gtd. Notes		8.13	6/15/12	293,000	290,070
SUPERVALU,
Sr. Unscd. Bonds		7.50	5/15/12	125,000	123,438
SUPERVALU,
Sr. Unscd. Bonds		7.50	11/15/14	35,000	34,344
					4,801,534
Foreign/Governmental--.9%
Brazilian Government,
Unsub. Bonds	BRL	12.50	1/5/16	750,000 c,d	339,476
Federal Republic of Brazil,
Sr. Unscd. Bonds		6.00	1/17/17	505,000	506,263
United Mexican States,
Sr. Unscd. Notes		5.63	1/15/17	326,000 d	320,458
					1,166,197
Health Care--1.7%
Abbott Laboratories,
Sr. Unscd. Notes		6.00	4/1/39	320,000	319,292
Ace INA Holdings,
Gtd. Notes		5.80	3/15/18	255,000	230,758
American Home Products,
Sr. Unscd. Notes		6.95	3/15/11	325,000 a	346,337
Community Health Systems,

Gtd. Notes	8.88	7/15/15	205,000	194,750
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	225,000	143,455
Davita,
Gtd. Notes	6.63	3/15/13	335,000	326,625
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	230,000	233,974
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	255,000	240,100
Wellpoint,
Notes	7.00	2/15/19	90,000	90,207
				2,125,498
Machinery--.2%
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	260,000 b	235,272
Manufacturing-Diversified--.4%
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	485,000	485,164
Media--3.5%
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	300,000 b	214,527
Comcast,
Gtd. Notes	5.50	3/15/11	530,000	537,867
Comcast,
Gtd. Notes	6.30	11/15/17	425,000	414,211
Cox Communications,
Notes	6.25	6/1/18	405,000 b	360,379
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	25,000 b	24,750
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	310,000 b	299,925
Echostar DBS,
Gtd. Notes	7.75	5/31/15	390,000	360,750
News America Holdings,
Gtd. Debs.	7.70	10/30/25	425,000	373,352
News America,
Gtd. Notes	6.15	3/1/37	460,000	336,315
News America,
Gtd. Notes	6.65	11/15/37	355,000	266,723
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	670,000	632,320
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	535,000	503,047
				4,324,166

Mining--.5%

Alcoa,
Sr. Unscd. Notes	6.00	7/15/13	130,000	103,854
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	155,000	157,323
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	395,000	354,527
				615,704
Office Services & Supplies--.1%
Staples,
Sr. Unscd. Notes	9.75	1/15/14	120,000	125,743
Oil & Gas--1.0%
Amerada Hess,
Sr. Unscd. Notes	6.65	8/15/11	470,000	479,690
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	90,000	81,675
Marathon Oil,
Sr. Notes	7.50	2/15/19	175,000	176,615
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	450,000	338,782
Valero Energy,
Sr. Unscd. Notes	9.38	3/15/19	155,000	160,276
				1,237,038
Packaging & Containers--.7%
Ball,
Gtd. Notes	6.63	3/15/18	200,000	195,000
Ball,
Gtd. Notes	6.88	12/15/12	120,000	121,800
Crown Americas,
Gtd. Notes	7.63	11/15/13	325,000	327,844
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	250,000	241,250
				885,894
Paper & Paper Related--.1%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	110,000 b	103,400
Pipelines--.5%
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	350,000	329,000
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	330,000	327,257
				656,257
Property & Casualty Insurance--2.0%
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	270,000 b	231,640
Leucadia National,

Sr. Unscd. Notes	7.13	3/15/17	305,000	210,450
Lincoln National,
Sr. Unscd. Notes	1.41	3/12/10	425,000 a	398,792
Lincoln National,
Jr. Sub. Bonds	6.05	4/20/67	1,050,000 a	241,367
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,050,000	865,011
Nippon Life Insurance,
Notes	4.88	8/9/10	475,000 b	448,941
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000	108,798
				2,504,999
Real Estate Investment Trusts--3.3%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	350,000	315,827
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	470,000	337,844
Commercial Net Realty,
Sr. Unscd. Notes	6.15	12/15/15	210,000	150,409
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	450,000 d	342,297
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	325,000	240,078
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	100,000	83,377
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	475,000	354,837
HRPT Properties Trust,
Sr. Unscd. Notes	1.92	3/16/11	238,000 a	182,903
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	185,000	119,678
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	225,000	211,757
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	400,000	332,056
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000 d	268,383
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	435,000	220,805
Regency Centers,
Gtd. Notes	5.25	8/1/15	78,000	51,669
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000	80,641
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	354,000	301,529

Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	150,000	129,836
WEA Finance,
Sr. Notes	7.13	4/15/18	435,000 b	340,379
				4,064,305
Residential Mortgage Pass-Through Ctfs.--.6%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	55,506 a	54,548
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	926,336 a	535,903
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.87	5/25/36	236,591 a	161,785
				752,236
State/Territory General Obligations--2.3%
Clark County
GO (Bond Bank) (Insured; MBIA,
Inc.)	5.25	12/1/12	105,000 e	119,497
Clark County School District,
GO, Ser. F (Insured: FSA)	5.50	12/15/11	110,000 e	122,808
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	12/15/11	75,000 e	83,733
Cypress-Fairbanks Independent
School District, GO, Ser. A
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/10	95,000 e	98,897
Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	340,000	351,587
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	400,000	240,020
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	1,390,000	813,150
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	670,000	481,918
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	725,000	391,428
Williamson County,
GO, Ser. A (Insured; FSA)	6.00	8/15/10	75,000 e	80,557
				2,783,595
Telecommunications--3.2%
AT & T,

Sr. Unscd. Notes	5.60	5/15/18	355,000	346,060
AT & T,
Gtd. Notes	7.30	11/15/11	440,000 a,d	473,066
Cisco Systems,
Notes	5.90	2/15/39	350,000	322,660
KPN,
Sr. Unscd. Notes	8.00	10/1/10	115,000	119,016
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	240,000	202,624
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	180,000	150,095
Telefonica Emisiones,
Gtd. Notes	1.59	6/19/09	250,000 a	249,131
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	440,000	395,072
Time Warner,
Gtd. Notes	5.88	11/15/16	900,000	853,055
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	250,000	244,238
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	645,000 b	646,215
				4,001,232
Textiles & Apparel--.3%
Mohawk Industries,
Sr. Unscd. Notes	6.25	1/15/11	400,000 a	359,157
Transportation--.3%
Canadian National Railway,
Notes	5.55	3/1/19	335,000	344,995
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	85,000	84,617
				429,612
U.S. Government Agencies/Mortgage-Backed--47.0%
Federal Home Loan Mortgage Corp.:
4.00%			1,995,000 f,g	1,997,494
4.50%			6,490,000 f,g	6,625,888
5.00%			420,000 f,g	435,422
5.50%			3,250,000 f,g	3,372,382
3.50%, 9/1/10			122,215 g	121,821
5.00%, 12/1/35 - 6/1/37			2,794,377 g	2,889,697
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			525,868 g,h	522,886
Multiclass Mortgage
Participation Ctfs.

(Interest Only), Ser. 2764,
Cl. IT, 5.00%, 6/15/27			6,562,927 g,h	313,781
Federal National Mortgage Association:
4.00%			5,980,000 f,g	6,011,772
4.50%			5,250,000 f,g	5,366,487
5.00%			7,075,000 f,g	7,306,519
4.00%, 5/1/10			533,391 g	543,371
5.00%, 11/1/20 - 2/1/39			5,158,861 g	5,359,827
5.50%, 9/1/34 - 6/1/38			3,298,656 g	3,428,129
6.00%, 9/1/22 - 11/1/37			6,832,668 g	7,152,979
7.00%, 6/1/29 - 9/1/29			90,973 g	98,304
Government National Mortgage Association I:
5.50%, 4/15/33 - 3/15/34			2,283,589	2,386,918
Ser. 2007-46, Cl. A, 3.14%,
11/16/29			381,815	381,782
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			622,390	628,019
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			429,628	435,146
Ser. 2006-3, Cl. A, 4.21%,
1/16/28			723,573	733,054
Ser. 2006-55, Cl. A, 4.25%,
7/16/29			788,997	802,135
Ser. 2005-87, Cl. A, 4.45%,
3/16/25			461,603	468,742
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29			833,942	843,693
Government National Mortgage Association II
7.00%, 9/20/28 - 7/20/29			14,331	15,343
				58,241,591
U.S. Government Securities--15.8%
U.S. Treasury Bonds
4.50%, 2/15/36			3,048,000	3,512,823
U.S. Treasury Notes:
2.50%, 3/31/13			1,669,000	1,744,107
4.63%, 8/31/11			1,363,000	1,484,393
4.75%, 8/15/17			1,930,000 d	2,258,102
4.88%, 4/30/11			1,247,000 d	1,351,729
4.88%, 5/31/11			7,345,000	7,987,695
U.S. Treasury Strip
0.00%, 2/15/36			3,115,000	1,166,427
				19,505,276
Waste Management--.1%
Allied Waste North America,
Sr. Unscd. Notes	7.25	3/15/15	165,000	156,109

Total Bonds and Notes
(cost $162,965,142)		150,107,687
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)
Call Options
U.S. Treasury Bond Futures,
May 2009 @128
(cost $30,030)	1,000,000 [i]	38,281

	Principal
Short-Term Investments--1.6%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.01%, 4/9/09	1,600,000	1,599,966
0.24%, 5/7/09	425,000 j	424,938
Total Short-Term Investments
(cost $2,024,895)		2,024,904

Other Investment--1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,562,000)	1,562,000 [k]	1,562,000
Investment of Cash Collateral for
Securities Loaned--3.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,420,771)	4,420,771 [k]	4,420,771
Total Investments (cost $171,002,838)	127.6%	158,153,643
Liabilities, Less Cash and Receivables	(27.6%)	(34,200,650)
Net Assets	100.0%	123,952,993

FSA--Financial Security Assurance
GO--General Obligation
MBIA--Municipal Bond Investors Assurance Insurance Corporation
PSF-GTD--Permanent School Fund Guaranteed
SFMR--Single Family Mortgage Revenue

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $11,653,588 or 9.4% of net assets.
c	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro
d	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the portfolio's securities on loan is $4,267,870 and the total market value of the collateral held by the portfolio is $4,420,771.
e	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f	Purchased on a forward commitment basis.
g	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
h	Notional face amount shown.
i	Non-income producing security.
j	All or partially held by a broker as collateral for open financial futures positions.
k	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $171,002,838. Net unrealized depreciation on investments was $12,970,395 of which $2,061,118 related to appreciated investment securities and $15,031,513 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Variable-Quality Bond Portfolio
March 31, 2009 (Unaudited)

					Unrealized
		Market Value			Appreciation/
		Covered by			(Depreciation)
	Contracts	Contracts ($)	Expiration		at 3/31/2009 ($)
Financial Futures Long
British Long Gilt	16	2,828,594	June 2009		15,380
U.S. Treasury Bonds	16	2,075,250	June 2009		74,109
Euro Bond 10 year Notes	26	4,298,271	June 2009		5,029
Financial Futures Short
U.S. Treasury 2 year Notes	41	(8,933,515)	June 2009		(44,203)
U.S. Treasury 5 year Notes	5	(593,828)	June 2009		(7,969)
U.S. Treasury 10 year Notes	47	(5,831,672)	June 2009		(50,656)

Gross Unrealized Appreciation					94,518
Gross Unrealized Depreciation					(102,828)

STATEMENT OF OPTIONS WRITTEN
March 31, 2009 (Unaudited)

			Face Amount
			Covered by
	Contracts		Contracts ($)		Value ($)
Call Options:
Federal National Mortgage Corp.,
April 2009 @ 100.148	505		504,500	a,b	(148,858)
Federal National Mortgage Corp.,
April 2009 @ 100.718	555		555,000	a,b	(132,800)
U.S. Treasury 10 Year Notes,
April 2009 @ 126	200		200,000	a	(7,500)
U.S. Treasury Bonds,
May 2009 @ 131	100		100,000	a	(22,344)
Put Options:
Federal National Mortgage Corp.,
April 2009 @ 100.148	505		504,500	a,b	(267)
Federal National Mortgage Corp.,

April 2009 @ 100.718	555	555,000	a,b	(988)
U.S. Treasury 10 Year Notes,
April 2009 @ 121	200	200,000	a	(4,375)
U.S. Treasury Bond,
May 2009 @ 123	100	100,000	a	(7,969)
(Premiums received $203,900)

Gross Unrealized Depreciation				(325,101)

LIBOR-BBA- London Interbank Offered Rate British Bankers' Association

a	Non-income producing security.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At March 31, 2009, the fund held the following forward foreign currency exchange contracts:
(Unaudited)
				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 3/31/2009 ($)
Purchases:
Norwegian Krone, expiring 4/24/2009	6,060,000	957,340	900,662	(56,678)
Sweedish Krona, expiring 4/24/2009	7,580,000	951,604	922,035	(29,569)

Sales:
Brazilian Real, expiring 4/24/2009	220,000	93,478	94,283	(805)
Brazilian Real, expiring 4/24/2009	255,000	112,982	109,282	3,700
Brazilian Real, expiring 4/24/2009	275,000	121,870	117,854	4,016
Euro, expiring 4/24/2009	170,000	217,398	225,848	(8,450)

Gross Unrealized Appreciation				7,716
Gross Unrealized Depreciation				(95,502)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	5,982,771	152,132,591	0	158,115,362
Other Financial Instruments+	132,799	7,716	0	140,515
Liabilities ($)
Other Financial Instruments+	(427,929)	(95,502)	0	(523,431)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swap transactions and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio’s securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, not valued by a pricing service approved by the Board of Trustees, or determined by the portfolio not to reflect accurately fair value are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

A mortgage dollar roll transaction involves a sale by the portfolio of mortgage related securities that it holds with an agreement by the portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the portfolio to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

As a writer of call options, the portfolio receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the portfolio would incur a gain, to the extent of the premium if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the portfolio would realize a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the portfolio receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the portfolio would incur a gain, to the extent of the premium if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the portfolio would realize a loss if the price of the financial instrument decreases between those dates.

The portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the portfolio is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The portfolio realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The portfolio realizes a gain if the value of the contract increases between those dates. The portfolio is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument.

The maximum payouts for these contracts are limited to the notional amount of each swap.

The portfolio may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a national amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the portfolio will receive a payment from or make a payment to the counterparty, respectively.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

              (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)